Composition of Certain Financial Statement Captions	12 Months Ended
Dec. 31, 2023
Composition Of Certain Financial Statement Captions [Abstract]
Composition of Certain Financial Statement Captions
5. Composition of Certain Financial Statement Captions
Other Current Assets
As of December 31, 2023 and 2022, other current assets were comprised of the following (in thousands):

	December 31,
	2023	2022
Prepaid services	$644	$2,999
Prepaid insurance	636	698

	$1,280	$3,697

Property and Equipment, net
As of December 31, 2023 and 2022, property and equipment, net, were comprised of the following (in thousands):

	December 31,
	2023	2022
Office and computer equipment	$1,632	$1,474
Leasehold improvements	1,810	1,810

	3,442	3,284
Less accumulated depreciation	(2,536)	(1,960)

	$906	$1,324

Depreciation expense totaled $0.6 million and $0.5 million for the year ended December 31, 2023 and 2022, respectively.
Intangible Assets, net
As of December 31, 2023, intangible assets included the net book value of costs incurred for software upgrades. Amortization expenses totaled $0.1 million for each of the years ended December 31, 2023 and 2022.
Accounts Payable and Accrued Expenses
As of December 31, 2023 and 2022, accounts payable and accrued expenses were comprised of the following (in thousands):

	December 31,
	2023	2022
Accounts payable	$4,758	$8,364
Accrued payroll and bonus	987	989
Accrued professional fees	128	147
Accrued vacation and compensation	370	325
Accrued R&D studies	388	309

	$6,631	$10,134